Subsequent Events - Additional information (Detail) $ in Millions	Aug. 25, 2021 USD ($)
Nonadjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Reversal of prior period write-downs of inventories expected to have a positive impact on research and development costs	$ 50